Securities (Narrative) (Detail) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 U S Cap IV	Dec. 31, 2013 Corporate and other debt securities Securities	Dec. 08, 2013 Corporate and other debt securities	Dec. 31, 2012 Agency Mortgage Backed Securities B F S B [Member]	Dec. 31, 2011 Non Agency Mortgage Backed Securities [Member]
Investment [Line Items]
AFS transferred to HTM	$ 524,000,000
Unrealized gain (loss) upon transfer of securities from AFS to HTM	12,200,000
HTM securities transferred to AFS at fair value	670,000
Number of pooled trust preferred securities					35
Amortized cost	868,783,000	208,426,000				68,000
Carrying value of held to maturity security	831,819,000	179,922,000			30,400,000
Fair Value	839,064,000	198,893,000		46,000	49,200,000
Number of securities in unrealized loss position					5
Contractual maturities of mortgage-backed securities, years					20 years
Non credit-related OTTI	26,400,000
Non credit-related OTTI, after-tax	15,600,000
Accretion of loss on securities reclassified to held to maturity	977,000	0	0
Sale proceeds from sale of Available-for-sale securities,	56,000,000	216,800,000
Gross realized gain from sale of Available-for-sale securities	846,100	176,000	937,000
Gross realized losses from sale of Available-for-sale securities	162,300		2,105,000					2,100,000
Gain (loss) on capital distributions of equity securities	88,600	(42,000)	92,000
Proceeds from sale of available-for-sale securities acquired in the acquisition of Brooklyn Federal Bancorp, Inc.	108,000	85,000	176,000				166,800,000
Proceeds from sale of held-to-maturity securities		14,900,000	21,400,000
Gross realized gains from sale of Held-to-maturity securities		193,000	925,000
Gross realized losses from sale of Held-to-maturity securities		53,000	103,000
Book value of held-to-maturity securities		14,900,000	20,500,000
Proceeds from sales of mortgage-backed securities available-for-sale			36,972,000
Book value of Non-Agency Mortgage Backed Securities Sold								18,700,000
Loss on call of debt securities			$ 3,000
Percentage of Held-To-Maturity portfolio sold on the original investment			85.00%